SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares		3 Months Ended		9 Months Ended
	Nov. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Oct. 31, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
Stockholders' Equity, Reverse Stock Split	one-for-three
Common Stock, Shares, Outstanding	5,638,302	5,640,995		5,640,995		16,915,089	5,638,302
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive		1,058,630	939,166	1,058,630	939,166